INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Provision for Income Taxes

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Current
Canada	27	167	212
Foreign	16	14	(2)
	43	181	210
Deferred
Canada	245	69	139
Foreign	323	216	226
	568	285	365
Income Tax Expense	611	466	575

Geographic Components of Income

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Canada	1,224	842	1,176
Foreign	1,298	1,096	1,109
Income before Income Taxes	2,522	1,938	2,285

Reconciliation of Income Tax Expense

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Income before Income Taxes	2,522	1,938	2,285
Federal and provincial statutory tax rate	25.0%	25.0%	26.5%
Expected income tax expense	631	485	605
Income tax differential related to regulated operations	(13)	41	42
Higher/(lower) effective foreign tax rates	46	1	(5)
Income from equity investments and non-controlling interests	(41)	(40)	(45)
Tax legislation change	(25)	—	—
Other	13	(21)	(22)
Actual Income Tax Expense	611	466	575

Deferred Income Tax Assets and Liabilities

at December 31 (millions of Canadian dollars)	2013	2012
Deferred Income Tax Assets
Operating loss carryforwards	826	1,024
Deferred amounts	223	112
Other	128	239
	1,177	1,375
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	4,245	3,817
Equity investments	682	578
Taxes on future revenue requirement	291	283
Unrealized foreign exchange gains on long-term debt	35	159
Other	170	96
	5,423	4,933
Net Deferred Income Tax Liabilities	4,246	3,558
The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Deferred Income Tax Assets
Other Current Assets (Note 5)	119	290
Intangible and Other Assets (Note 11)	225	168
	344	458
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)	26	—
Deferred Income Tax Liabilities	4,564	4,016
	4,590	4,016
Net Deferred Income Tax Liabilities	4,246	3,558

At December 31, 2013, the Company has recognized the benefit of unused non-capital loss carryforwards of $1,026 million (2012 – $865 million) for federal and provincial purposes in Canada, which expire from 2014 to 2033.
At December 31, 2013, the Company has recognized the benefit of unused net operating loss carryforwards of US$1,432 million (2012 – US$2,174 million) for federal purposes in the U.S., which expire from 2028 to 2033.
Unremitted Earnings of Foreign Investments
Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2013 by approximately $182 million (2012 – $144 million) if there had been a provision for these taxes.
Income Tax Payments
Income tax payments of $202 million, net of refunds, were made in 2013 (2012 – payments, net of refunds, of $190 million; 2011 – refunds, net of payments made, of $84 million).
Reconciliation of Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31 (millions of Canadian dollars)	2013	2012	2011
Unrecognized tax benefits at beginning of year	49	52	62
Gross increases – tax positions in prior years	3	2	9
Gross decreases – tax positions in prior years	(28)	(6)	(7)
Gross increases – tax positions in current year	2	9	11
Lapses of statute of limitations	(3)	(8)	(23)
Unrecognized tax benefits at end of year	23	49	52

TransCanada recognized a favourable income tax adjustment of approximately $25 million due to the enactment of certain Canadian Federal tax legislation in June 2013.
Subject to the results of audit examinations by taxing authorities and other legislative amendments, TransCanada does not anticipate further adjustments to the unrecognized tax benefits during the next twelve months that would have a material impact on its financial statements.
TransCanada and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2008. Substantially all material U.S. federal income tax matters have been concluded for years through 2007 and U.S. state and local income tax matters through 2007.
TransCanada's practice is to recognize interest and penalties related to income tax uncertainties in Income Tax Expense. Income Tax Expense for the year ended December 31, 2013 reflects an increase of $1 million of Interest Expense and nil for penalties (2012 – $2 million reversal of Interest Expense and nil for penalties; 2011 – $12 million reversal for Interest Expense and nil for penalties). At December 31, 2013, the Company had $6 million accrued for Interest Expense and nil accrued for penalties (December 31, 2012 – $5 million accrued for Interest Expense and nil accrued for penalties).